Fixed assets	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Fixed assets	Fixed assets
Fixed assets consist of the following:

	December 31,
	2021	2020
Internally developed software	$41,189	$17,343
Furniture and equipment	7,046	7,948
Acquired software	3,829	3,827
Leasehold improvements	3,542	3,264
Computer equipment	8,148	3,092
Construction in process	1,742	—
Total fixed assets, gross	$65,496	$35,474
Accumulated depreciation and amortization	(19,543)	(13,813)
Total fixed assets, net	$45,953	$21,661
Depreciation and amortization on fixed assets was $7.6 million, $3.5 million, and $1.0 million for the years ended December 31, 2021, 2020, and 2019, respectively.
The following table reflects the composition of net gains or losses for the sales of fixed assets for each of the years shown below:

	Year ended December 31,
	2021	2020	2019
Gains (losses):
Fixed assets:
Gains	$59	$259	$—
Losses	(49)	(128)	(71)
Total net gains (losses)	$10	$131	$(71)
Within each respective period, internally developed software and acquired software consist of the following:

	Year ended December 31
	2021	2020
Internally developed software	$23,846	$13,082
Accumulated amortization	(5,528)	(1,888)
Internally developed software, net	$18,318	$11,194

Acquired software	2	1,470
Accumulated amortization	(63)	(17)
Acquired software, net	$(61)	$1,453
Amortization expense on internally developed software was $5.5 million and $1.9 million for the years ended December 31, 2021 and 2020, respectively. There was no amortization expense on internally developed software for the year ended December 31, 2019. Amortization expense for internally developed software at December 31, 2021 is expected to be $8.3 million per year for the years ended December 31, 2022 through December 31, 2024, and $6.4 million and $2.7 million for the years ended December 31, 2025 and December 31, 2026, respectively. Unamortized internally developed software development costs as of December 31, 2021 and 2020 are included in fixed assets, net in the consolidated balance sheets.